Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Movements of goodwill

The movements of goodwill during the years are as follows:

	2020	2019

Beginning of the year

Cost	19,292,497	18,941,078
Accumulated impairment losses	(3,357,542)	(3,368,851)

Net book value	15,934,955	15,572,227

Movements:
Business combination (Note 39)	12,615	—
Impairment charge for the year	(685,036)	—
Disposal of a subsidiary - cost	—	(21,723)
Disposal of a subsidiary - impairment	—	21,723
Currency translation differences - cost	(539,577)	373,142
Currency translation differences - impairment	15,059	(10,414)

End of the year	14,738,016	15,934,955

Cost	18,765,535	19,292,497
Accumulated impairment losses	(4,027,519)	(3,357,542)

Net book value	14,738,016	15,934,955

Carrying amounts of major goodwill allocated to individual CGUs

In the impairment assessment of the Group, goodwill is allocated to groups of cash-generating units (CGUs) that are expected to benefit from the synergies of the business combination and is allocated to the relevant CGUs based on operating areas. The CGUs are consistent with those used on the purchase dates and in the impairment tests in previous years. The carrying amounts of major goodwill and goodwill impaired in 2020 allocated to individual CGUs are as follows:

	2020	2019

PRC power segment:
Yunhe Power	295,001	700,346
Linyi Power	382,500	541,307
Wuhan Power	518,484	518,484
Liaocheng Co-generation	429,750	495,448
Yantai Power Plant	31,706	62,837
Yichun Thermal Power	24,397	48,453

Overseas segment:
Tuas Power	10,666,426	11,190,944

Pre-tax discount rates used for value-in-use calculations

Pre-tax discount rates used for value-in-use calculations:

	2020	2019
Yunhe Power	8.98%	9.22%
Linyi Power	9.00%	9.23%
Wuhan Power	8.94%	9.21%
Liaocheng Co-generation	8.90%	9.18%
Yantai Power Plant	7.85%	9.19%
Yichun Thermal Power	8.35%	9.30%
Singapore Tuas Power	8.40%	7.33%